ASSET ACQUISITION - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 22, 2020 CNY (¥) LeaseholdImprovement RentalContract shares	Jul. 22, 2020 USD ($) LeaseholdImprovement RentalContract shares	May 31, 2021 $ / shares shares	Sep. 30, 2022 CNY (¥) RentalContract shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, gross					¥ 6,484	¥ 39,498	$ 5,800
Contingent liabilities for payable for asset acquisition				¥ 165,033	¥ 164,254			$ 23,200
Ordinary Shares
Business Acquisition [Line Items]
Ordinary shares subject to make-whole cash-settled provision | shares				57,786,458
Ordinary shares subject to possible redemption | shares				20,860,749
Ordinary shares issued | shares				57,786,458
Great Alliance Co living Limited And Affiliates [Member]
Business Acquisition [Line Items]
Number of businesses acquired | RentalContract	72,000	72,000		72,000
Great Alliance Co living Limited And Affiliates [Member] | Rental Contracts [Member]
Business Acquisition [Line Items]
Number of businesses acquired | LeaseholdImprovement	72,000	72,000
Beautiful House
Business Acquisition [Line Items]
Payments to acquire businesses, gross	¥ 205,306	$ 29,000
Business acquisition, transaction costs | ¥						0
Business combination, consideration payable						165,808			$ 23,200
Cash consideration	289,733	$ 42,673				¥ 289,733
Liabilities assumed by the Company | ¥	349,665			¥ 349,665
Business combination recognised identifiable assets acquired and liabilities assumed apartment rental agreements | ¥				649,733
Business combination recognised identifiable assets acquired and liabilities assumed trademark | ¥				194,971
Business combnation consideration payable after deduction of liabilities | ¥				¥ 495,039
Beautiful House | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Business combination recognised identifiable assets acquired and liabilities assumed apartment rental agreements | ¥	289,591
Business combination recognised identifiable assets acquired and liabilities assumed trademark | ¥	¥ 86,900
Beautiful House | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty One [Member]
Business Acquisition [Line Items]
Business combination consideration payable in shares instalment percentage				30.00%				30.00%
Beautiful House | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Two [Member]
Business Acquisition [Line Items]
Business combination consideration payable in shares instalment percentage				40.00%				40.00%
Beautiful House | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Three [Member]
Business Acquisition [Line Items]
Business combination consideration payable in shares instalment percentage				30.00%				30.00%
Beautiful House | Ordinary Shares
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares			186,375,850
Ordinary shares oblige the company to make up shortfall | shares			57,786,458
Ordinary shares redeemable | shares			20,860,749
Temporary equity redemption price per share | $ / shares			$ 0.4015
Business combination maximum per share value to be collected by sellers | $ / shares			$ 0.4014
Beautiful House | Ordinary Shares | Class A ordinary shares [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares	128,589,392	128,589,392